Employee benefit obligations - Weighted Average Assumptions Used For Actuarial Valuations (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
United Kingdom
Disclosure of defined benefit plans [line items]
Discount rate	5.20%	4.70%	5.10%
Rate of increase in pensions in payment	2.60%	2.50%	4.40%
Inflation	3.20%	3.10%	3.00%
North America
Disclosure of defined benefit plans [line items]
Discount rate	5.40%	4.90%	5.20%
Western Continental Europe
Disclosure of defined benefit plans [line items]
Discount rate	3.30%	3.40%	4.10%
Rate of increase in salaries	2.50%	2.50%	2.50%
Rate of increase in pensions in payment	2.00%	2.00%	2.00%
Inflation	2.00%	2.00%	2.00%
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe
Disclosure of defined benefit plans [line items]
Discount rate	6.40%	6.50%	6.40%
Rate of increase in salaries	6.20%	6.20%	5.70%
Inflation	2.90%	3.40%	3.40%